UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from
February 1, 2015 to February 28, 2015

Commission File Number of issuing entity:
333-115582, 333-130782-02, 333-158937-01, 333-189041-01

GE Dealer Floorplan Master Note Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:
333-115582-03, 333-130782, 333-158937, 333-189041

 CDF Funding, Inc.
(Exact name of depositor as specified in its charter)

GE Commercial Distribution Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware	None
(State or other jurisdiction of incorporation or	(I.R.S. Employer Identification No.)
organization of the issuing entity)

5595 Trillium Boulevard
Hoffman Estates, Illinois 60192	60192
(Address of principal executive offices of	(Zip Code)
issuing entity)

(847) 747-4043

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2012-2 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2012-3 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2012-4 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2013-1 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2014-1 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2014-2 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2015-1 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2015-2 Asset Backed Notes in the classes specified herein	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒     No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7 and 99.8.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-2 (the “2012-2 Notes”), dated May 9, 2012, and related Prospectus dated May 8, 2012 (collectively, the “2012-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2012-2 Notes was offered in the 2012-2 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-3 (the “2012-3 Notes”), dated July 25, 2012, and related Prospectus dated July 24, 2012 (collectively, the “2012-3 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2012-3 Notes were offered in the 2012-3 Prospectus: Class A and Class B.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.3 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-4 (the “2012-4 Notes”), dated November 1, 2012, and related Prospectus dated October 31, 2012 (collectively, the “2012-4 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2012-4 Notes were offered in the 2012-4 Prospectus: Class A and Class B.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.4 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2013-1 (the “2013-1 Notes”), dated April 24, 2013, and related Prospectus dated April 22, 2013 (collectively, the “2013-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2013-1 Notes were offered in the 2013-1 Prospectus: Class A and Class B.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.5 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2014-1 (the “2014-1 Notes”), dated July 16, 2014, and related Prospectus dated July 14, 2014 (collectively, the “2014-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2014-1 Notes was offered in the 2014-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.6 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2014-2 (the “2014-2 Notes”), dated October 16, 2014, and related Prospectus dated October 10, 2014 (collectively, the “2014-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2014-2 Notes was offered in the 2014-2 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.7 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2015-1 (the “2015-1 Notes”), dated January 29, 2015, and related Prospectus dated January 26, 2015 (collectively, the “2015-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2015-1 Notes was offered in the 2015-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.8 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2015-2 (the “2015-2 Notes”), dated January 29, 2015, and related Prospectus dated January 26, 2015 (collectively, the “2015-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2015-2 Notes was offered in the 2015-2 Prospectus: Class A.

No assets securitized by CDF Funding, Inc. (the “Securitizer”) and held by GE Dealer Floorplan Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period February 1, 2015 through February 28, 2015.

The Securitizer filed its most recent Form ABS-15G on February 6, 2015. The CIK number of the Securitizer is 0001290205.

3

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Deutsche Bank Trust Company Americas (“DBTCA”), as indenture trustee, has provided the following information to CDF Funding, Inc. for inclusion in this Form 10-D:

DBTCA has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities (“RMBS”) trusts. On June 18, 2014, a group of investors (“Plaintiff Investors”) filed a civil action against DBTCA and Deutsche Bank National Trust Company (“DBNTC”) in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBTCA’s and DBNTC’s alleged failure to perform their obligations as trustees for the trusts (the “NY Derivative Action”"). An amended complaint was filed on July 16, 2014, adding Plaintiff Investors and RMBS trusts to the NY Derivative Action. On November 24, 2014, the Plaintiff Investors moved to voluntarily dismiss the NY Derivative Action without prejudice. Also on November 24, 2014, substantially the same group of Plaintiff Investors filed a civil action against DBTCA and DBNTC in the United States District Court for the Southern District of New York (the “SDNY Action”), making substantially the same allegations as the New York Derivative Action with respect to 564 RMBS trusts (542 of which were at issue in the NY Derivative Action). The SDNY Action is styled both as a derivative action on behalf of the named RMBS trusts and, in the alternative, as a putative class action on behalf of holders of RMBS representing interests in those RMBS trusts. DBTCA is vigorously defending the SDNY Action. DBTCA has no pending legal proceedings (including, based on DBTCA’s present evaluation, the litigation disclosed in this paragraph) that would materially affect its ability to perform its duties as indenture trustee on behalf of the noteholders.

BNY Mellon Trust of Delaware, as owner trustee, has provided the following information to CDF Funding, Inc. for inclusion in this Form 10-D:

In the ordinary course of business, BNY Mellon Trust of Delaware and its affiliates, including The Bank of New York Mellon, are named as a defendant in or made a party to pending and potential legal actions. In connection with its role as trustee of certain residential mortgage-backed securitization (“RMBS”) transactions, The Bank of New York Mellon was named as a defendant in a lawsuit by a group of institutional investors. This lawsuit alleges that the trustee had expansive duties under the governing agreements, including the duty to investigate and pursue breach of representation and warranty claims against other parties to the RMBS transactions. While it is inherently difficult to predict the eventual outcomes of pending actions, The Bank of New York Mellon denies liability and intends to defend the litigation vigorously.

ITEM 3 – Sales of Securities and Use of Proceeds.

On February 4, 2015, GE Dealer Floorplan Master Note Trust issued $475,000,000 of Series 2015-1 Class A Asset Backed Notes (the “Series 2015-1 Class A Notes”), $10,000,000 of Series 2015-1 Class B Asset Backed Notes (the “Series 2015-1 Class B Notes”) and $15,000,000 of Series 2015-1 Class C Asset Backed Notes (the “Series 2015-1 Class C Notes” and, together with the Series 2015-1 Class A Notes and Series 2015-1 Class B Notes, collectively the “Series 2015-1 Notes”) and a Class D Certificate in the amount of $25,000,000 (the “Series 2015-1 Class D Certificate”), described in a Prospectus Supplement dated January 29, 2015 to a Prospectus dated January 26, 2015.

On February 4, 2015, GE Dealer Floorplan Master Note Trust issued $300,000,000 of Series 2015-2 Class A Asset Backed Notes (the “Series 2015-2 Class A Notes”), $6,315,789 of Series 2015-2 Class B Asset Backed Notes (the “Series 2015-2 Class B Notes”) and $9,473,684 of Series 2015-2 Class C Asset Backed Notes (the “Series 2015-2 Class C Notes” and, together with the Series 2015-2 Class A Notes and Series 2015-2 Class B Notes, collectively the “Series 2015-2 Notes”) and a Class D Certificate in the amount of $15,789,474 (the “Series 2015-2 Class D Certificate”), described in a Prospectus Supplement dated January 29, 2015 to a Prospectus dated January 26, 2015.

4

The information required by Item 3 of Part II of Form 10-D with respect to the Series 2015-1 Notes, the Series 2015-1 Class D Certificate, the Series 2015-2 Notes and the Series 2015-2 Class D Certificate is incorporated by reference to the Securitizer’s Current Report on 8-K filed on February 9, 2015.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 8 – Other Information.

Nothing to report.

ITEM 9 – Exhibits.

(a)	Documents filed as part of this report.

Exhibit 99.1	2012-2 Monthly Noteholder’s Statement

Exhibit 99.2	2012-3 Monthly Noteholder’s Statement

Exhibit 99.3	2012-4 Monthly Noteholder’s Statement

Exhibit 99.4	2013-1 Monthly Noteholder’s Statement

Exhibit 99.5	2014-1 Monthly Noteholder's Statement

Exhibit 99.6	2014-2 Monthly Noteholder's Statement

Exhibit 99.7	2015-1 Monthly Noteholder's Statement

Exhibit 99.8	2015-2 Monthly Noteholder's Statement

5

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1	2012-2 Monthly Noteholder’s Statement

Exhibit 99.2	2012-3 Monthly Noteholder’s Statement

Exhibit 99.3	2012-4 Monthly Noteholder’s Statement

Exhibit 99.4	2013-1 Monthly Noteholder’s Statement

Exhibit 99.5	2014-1 Monthly Noteholder's Statement

Exhibit 99.6	2014-2 Monthly Noteholder's Statement

Exhibit 99.7	2015-1 Monthly Noteholder's Statement

Exhibit 99.8	2015-2 Monthly Noteholder's Statement

6

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: March 31, 2015

CDF FUNDING, INC.
(Depositor)

By:	/s/ John E. Peak
Name:	John E. Peak
Title:	Vice President